Business Segment Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure
Business Segment Information
The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, together the (‘CODM’) in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, were together considered the Company’s CODM in the period up to and including March 1, 2017.  On March 1, 2017, Mr. Ciaran Murray transitioned from his role as Chief Executive Officer to the role of Executive Chairman of the Board of Directors and Dr. Steve Cutler was appointed as Chief Executive Officer. As of March 1, 2017, the Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.
The Company determines and presents operating segments based on the information that is provided to the CODM.  The Company operates as one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.
The Company is a clinical research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.
The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.
ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.
ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories. The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark up policy is reviewed annually to ensure that it is market appropriate.
The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.
The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.
The geographical distribution of the Company’s segment measures as at June 30, 2018 and December 31, 2017 and for the three and six months ended June 30, 2018 and June 30, 2017 is as follows:
a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$260,120	$231,315	$495,230	$463,663
Rest of Europe	96,692	78,922	191,732	151,479
U.S.	221,201	229,938	446,871	453,020
Rest of World	63,597	51,606	127,902	101,685

Total	$641,610	$591,781	$1,261,735	$1,169,847
* All sales shown for Ireland are export sales.
** 2017 restated for gross revenue.
b) The distribution of income from operations including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$49,587	$38,640	$119,397	$102,608
Rest of Europe	11,658	8,899	16,826	12,598
U.S.	14,703	26,248	26,505	36,747
Rest of World	5,964	4,211	10,904	11,703

Total	$81,912	$77,998	$173,632	$163,656

c) The distribution of income from operations excluding restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$62,077	$46,393	$131,887	$110,361
Rest of Europe	11,658	8,899	16,826	12,598
U.S.	14,703	26,248	26,505	36,747
Rest of World	5,964	4,211	10,904	11,703

Total	$94,402	$85,751	$186,122	$171,409

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30, 2018	December 31, 2017
	(in thousands)
Ireland	$104,070	$111,329
Rest of Europe	9,807	9,026
U.S.	25,272	27,797
Rest of World	15,871	14,899

Total	$155,020	$163,051

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$7,979	$6,508	$15,864	$12,480
Rest of Europe	1,624	1,371	3,163	3,029
U.S.	6,302	5,581	12,601	11,529
Rest of World	1,141	935	2,316	1,805

Total	$17,046	$14,395	$33,944	$28,843

f) The distribution of total assets by geographical area was as follows:

	June 30, 2018	December 31, 2017
	(in thousands)
Ireland	$925,280	$880,378
Rest of Europe	490,978	504,418
U.S.	639,981	650,681
Rest of World	118,257	111,141

Total	$2,174,496	$2,146,618